John Hancock
Balanced Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 61.2%		$3,544,873,702
(Cost $1,804,473,203)
Communication services 5.7%		327,876,868
Interactive media and services 5.7%
Alphabet, Inc., Class A	1,607,082	327,876,868
Consumer discretionary 9.4%		544,625,730
Broadline retail 5.4%
Amazon.com, Inc. (A)	1,312,906	312,051,498
Hotels, restaurants and leisure 1.1%
Chipotle Mexican Grill, Inc. (A)	703,104	41,026,118
Viking Holdings, Ltd. (A)	407,453	20,629,345
Specialty retail 2.9%
Dick’s Sporting Goods, Inc. (B)	256,174	61,494,569
Lowe’s Companies, Inc.	281,153	73,111,026
Valvoline, Inc. (A)	978,528	36,313,174
Consumer staples 3.9%		225,141,314
Consumer staples distribution and retail 2.8%
Sysco Corp.	455,728	33,231,686
Walmart, Inc.	1,307,022	128,297,280
Household products 1.1%
The Procter & Gamble Company	383,230	63,612,348
Energy 3.2%		187,024,088
Oil, gas and consumable fuels 3.2%
Altera Infrastructure LP (A)	5,524	149,148
ConocoPhillips	379,810	37,536,622
EQT Corp.	1,205,489	61,624,598
Suncor Energy, Inc. (B)	891,938	33,501,191
Valero Energy Corp.	407,613	54,212,529
Financials 7.9%		458,844,129
Banks 3.4%
JPMorgan Chase & Co.	573,690	153,347,337
M&T Bank Corp.	118,239	23,794,416
Old National Bancorp	736,560	17,566,956
Capital markets 0.6%
The Goldman Sachs Group, Inc.	53,526	34,278,050
Consumer finance 0.7%
Discover Financial Services	211,745	42,579,802
Financial services 2.6%
Berkshire Hathaway, Inc., Class B (A)	232,014	108,738,001
PayPal Holdings, Inc. (A)	512,042	45,356,680
Insurance 0.6%
The Allstate Corp.	172,531	33,182,887
Health care 7.7%		448,374,715
Biotechnology 1.1%
Gilead Sciences, Inc.	381,769	37,107,947
Regeneron Pharmaceuticals, Inc. (A)	41,249	27,759,752
Health care equipment and supplies 2.4%
Abbott Laboratories	232,381	29,728,501
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	602,037	$54,677,000
Stryker Corp.	138,276	54,106,016
Health care providers and services 1.0%
McKesson Corp.	54,983	32,701,139
The Cigna Group	96,631	28,429,807
Pharmaceuticals 3.2%
AstraZeneca PLC	196,878	27,636,757
Eli Lilly & Company	192,617	156,227,796
Industrials 5.0%		291,220,743
Construction and engineering 0.8%
Vinci SA	420,567	45,510,671
Electrical equipment 0.6%
Schneider Electric SE	130,222	33,027,473
Machinery 3.6%
Cummins, Inc.	148,775	53,001,094
Deere & Company	233,456	111,255,791
Ingersoll Rand, Inc.	422,166	39,599,171
TOMRA Systems ASA	597,154	8,826,543
Information technology 15.4%		890,793,376
Communications equipment 0.7%
Arista Networks, Inc. (A)	333,357	38,412,727
Electronic equipment, instruments and components 0.6%
Zebra Technologies Corp., Class A (A)	84,601	33,158,516
IT services 0.7%
GoDaddy, Inc., Class A (A)	198,022	42,109,378
Semiconductors and semiconductor equipment 6.2%
ASML Holding NV, NYRS (B)	61,159	45,215,460
Broadcom, Inc.	755,363	167,139,171
Marvell Technology, Inc.	536,123	60,506,842
Micron Technology, Inc.	971,249	88,616,759
Software 6.0%
Microsoft Corp.	694,949	288,445,532
SAP SE, ADR (B)	216,320	59,717,299
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	285,897	67,471,692
Materials 2.0%		115,780,005
Chemicals 1.0%
Linde PLC	123,977	55,308,619
Metals and mining 1.0%
Freeport-McMoRan, Inc.	1,686,789	60,471,386
Real estate 1.0%		55,192,734
Specialized REITs 1.0%
American Tower Corp.	141,263	26,126,592

Digital Realty Trust, Inc.	177,384	29,066,142
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value

Preferred securities 0.0%		$919,691
(Cost $1,024,438)
Communication services 0.0%		741,356
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	741,356
Financials 0.0%		178,335
Banks 0.0%
Wells Fargo & Company, 7.500%	150	178,335

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 20.0%				$1,159,919,964
(Cost $1,206,701,769)
U.S. Government 6.7%				387,752,629
U.S. Treasury
Bond	3.375	08-15-42	64,828,000	53,728,737
Bond	4.000	11-15-42	34,513,000	31,141,242
Bond	4.250	08-15-54	43,229,000	39,412,690
Bond	4.625	11-15-44	39,476,000	38,322,561
Bond	4.750	11-15-43	44,031,000	43,595,850
Note	4.125	03-31-31	13,522,000	13,308,606
Note	4.125	07-31-31	19,002,000	18,675,403
Note	4.250	06-30-31	52,505,000	51,988,154
Note	4.250	11-15-34	63,383,000	61,907,365
Note	4.375	12-31-29	2,464,000	2,468,428
Note	4.500	12-31-31	33,095,000	33,203,593
U.S. Government Agency 13.3%				772,167,335
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	3,631,963	3,258,333
15 Yr Pass Thru	2.500	11-01-34	1,128,879	1,040,168
15 Yr Pass Thru	4.500	12-01-37	784,111	769,872
15 Yr Pass Thru	4.500	02-01-38	5,127,427	5,031,114
30 Yr Pass Thru	2.500	11-01-50	5,399,274	4,436,376
30 Yr Pass Thru	2.500	08-01-51	4,415,001	3,661,439
30 Yr Pass Thru	2.500	11-01-51	3,236,321	2,681,916
30 Yr Pass Thru	2.500	12-01-51	1,096,937	902,168
30 Yr Pass Thru	3.000	03-01-43	344,442	308,434
30 Yr Pass Thru	3.000	12-01-45	1,587,905	1,394,639
30 Yr Pass Thru	3.000	10-01-46	5,407,932	4,741,274
30 Yr Pass Thru	3.000	10-01-46	1,767,858	1,550,479
30 Yr Pass Thru	3.000	12-01-46	1,365,626	1,190,452
30 Yr Pass Thru	3.000	12-01-46	1,225,240	1,074,966
30 Yr Pass Thru	3.000	04-01-47	2,224,742	1,936,665
30 Yr Pass Thru	3.000	10-01-49	2,921,066	2,527,307
30 Yr Pass Thru	3.000	10-01-49	2,277,218	1,969,537
30 Yr Pass Thru	3.000	12-01-49	663,329	573,913
30 Yr Pass Thru	3.000	12-01-49	3,222,782	2,775,258
30 Yr Pass Thru	3.000	01-01-50	4,190,610	3,625,716
30 Yr Pass Thru	3.000	11-01-50	1,214,057	1,045,470
30 Yr Pass Thru	3.000	05-01-51	4,004,245	3,428,184
30 Yr Pass Thru	3.000	01-01-52	5,064,718	4,321,851
30 Yr Pass Thru	3.000	02-01-52	3,846,136	3,304,840
30 Yr Pass Thru	3.000	06-01-52	5,646,314	4,853,431
30 Yr Pass Thru	3.000	08-01-52	7,131,385	6,161,160
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	10-01-46	1,995,513	$1,793,215
30 Yr Pass Thru	3.500	12-01-46	854,381	775,243
30 Yr Pass Thru	3.500	08-01-47	3,098,496	2,773,789
30 Yr Pass Thru	3.500	01-01-48	9,220,586	8,303,297
30 Yr Pass Thru	3.500	11-01-48	659,598	596,853
30 Yr Pass Thru	3.500	12-01-49	2,072,043	1,847,780
30 Yr Pass Thru	3.500	03-01-52	1,803,421	1,614,008
30 Yr Pass Thru	3.500	03-01-52	2,774,843	2,466,060
30 Yr Pass Thru	3.500	03-01-52	2,348,607	2,093,861
30 Yr Pass Thru	3.500	04-01-52	6,506,762	5,821,326
30 Yr Pass Thru	3.500	07-01-52	1,786,242	1,585,795
30 Yr Pass Thru	3.500	07-01-52	3,501,638	3,120,731
30 Yr Pass Thru	3.500	07-01-52	3,244,970	2,880,829
30 Yr Pass Thru	4.000	11-01-47	322,575	300,175
30 Yr Pass Thru	4.000	08-01-48	378,979	353,254
30 Yr Pass Thru	4.000	08-01-49	4,948,608	4,580,209
30 Yr Pass Thru	4.000	04-01-52	5,809,516	5,361,141
30 Yr Pass Thru	4.000	04-01-52	3,356,766	3,117,623
30 Yr Pass Thru	4.000	04-01-52	5,067,371	4,685,775
30 Yr Pass Thru	4.000	05-01-52	170,851	158,466
30 Yr Pass Thru	4.000	05-01-52	5,118,195	4,699,184
30 Yr Pass Thru	4.000	06-01-52	5,628,257	5,167,489
30 Yr Pass Thru	4.000	08-01-52	2,648,475	2,430,825
30 Yr Pass Thru	4.000	08-01-52	7,413,556	6,839,066
30 Yr Pass Thru	4.000	08-01-52	1,572,307	1,443,587
30 Yr Pass Thru	4.000	10-01-52	4,242,536	3,917,752
30 Yr Pass Thru	4.000	04-01-53	1,535,858	1,418,642
30 Yr Pass Thru	4.000	04-01-53	1,920,709	1,771,120
30 Yr Pass Thru	4.500	03-01-41	600,268	586,380
30 Yr Pass Thru	4.500	07-01-52	1,568,473	1,487,493
30 Yr Pass Thru	4.500	07-01-52	5,401,472	5,122,595
30 Yr Pass Thru	4.500	08-01-52	907,933	863,327
30 Yr Pass Thru	4.500	08-01-52	4,485,564	4,265,188
30 Yr Pass Thru	4.500	08-01-52	3,744,891	3,560,904
30 Yr Pass Thru	4.500	09-01-52	2,376,053	2,253,378
30 Yr Pass Thru	4.500	09-01-52	2,619,554	2,490,855
30 Yr Pass Thru	4.500	09-01-52	16,013,522	15,226,779
30 Yr Pass Thru	4.500	11-01-52	5,624,092	5,317,903
30 Yr Pass Thru	4.500	12-01-52	1,330,872	1,261,743
30 Yr Pass Thru	4.500	12-01-52	5,895,197	5,616,620
30 Yr Pass Thru	4.500	04-01-53	1,241,055	1,178,918
30 Yr Pass Thru	4.500	04-01-53	5,021,866	4,762,588
30 Yr Pass Thru	4.500	05-01-53	1,164,793	1,111,571
30 Yr Pass Thru	4.500	06-01-53	2,833,363	2,682,916
30 Yr Pass Thru	4.500	08-01-53	4,435,066	4,213,013
30 Yr Pass Thru	5.000	07-01-52	5,346,177	5,218,375
30 Yr Pass Thru	5.000	07-01-52	4,640,097	4,502,204
30 Yr Pass Thru	5.000	08-01-52	3,127,554	3,043,015
30 Yr Pass Thru	5.000	09-01-52	8,609,106	8,360,257
30 Yr Pass Thru	5.000	10-01-52	3,210,219	3,118,430
30 Yr Pass Thru	5.000	12-01-52	1,573,015	1,532,462
30 Yr Pass Thru	5.000	12-01-52	3,115,838	3,039,406
30 Yr Pass Thru	5.000	12-01-52	5,440,617	5,285,054
30 Yr Pass Thru	5.000	02-01-53	5,082,724	4,935,806
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	03-01-53	11,979,933	$11,652,368
30 Yr Pass Thru	5.000	04-01-53	4,638,809	4,513,420
30 Yr Pass Thru	5.000	06-01-53	3,476,401	3,366,137
30 Yr Pass Thru	5.000	07-01-53	8,497,587	8,267,894
30 Yr Pass Thru	5.000	07-01-53	3,851,518	3,749,818
30 Yr Pass Thru	5.000	08-01-53	3,840,463	3,741,454
30 Yr Pass Thru	5.000	11-01-54	2,130,171	2,066,601
30 Yr Pass Thru	5.500	11-01-39	380,623	390,940
30 Yr Pass Thru	5.500	06-01-53	2,561,475	2,556,831
30 Yr Pass Thru	5.500	07-01-53	2,805,511	2,800,425
30 Yr Pass Thru	5.500	08-01-53	1,272,322	1,265,642
30 Yr Pass Thru	5.500	09-01-53	4,275,827	4,268,075
30 Yr Pass Thru	5.500	04-01-54	3,956,242	3,955,251
30 Yr Pass Thru	5.500	11-01-54	4,380,501	4,362,977
30 Yr Pass Thru	5.500	11-01-54	1,969,131	1,948,331
30 Yr Pass Thru	5.500	01-01-55	3,577,379	3,555,242
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,890,616	2,596,863
15 Yr Pass Thru	2.000	04-01-37	3,685,633	3,306,481
15 Yr Pass Thru	2.500	01-01-36	3,800,684	3,505,577
15 Yr Pass Thru	4.500	11-01-37	3,950,182	3,878,451
15 Yr Pass Thru	4.500	12-01-37	1,318,048	1,294,114
30 Yr Pass Thru	2.000	12-01-50	5,789,854	4,535,047
30 Yr Pass Thru	2.000	12-01-50	10,208,435	8,063,003
30 Yr Pass Thru	2.000	02-01-51	6,712,405	5,257,658
30 Yr Pass Thru	2.000	07-01-51	9,896,004	7,760,568
30 Yr Pass Thru	2.500	09-01-50	8,556,692	7,110,924
30 Yr Pass Thru	2.500	08-01-51	6,045,288	4,990,796
30 Yr Pass Thru	2.500	08-01-51	3,128,922	2,583,137
30 Yr Pass Thru	2.500	10-01-51	1,557,883	1,286,138
30 Yr Pass Thru	2.500	11-01-51	3,355,840	2,783,058
30 Yr Pass Thru	2.500	01-01-52	3,547,776	2,925,604
30 Yr Pass Thru	2.500	03-01-52	32,459,655	26,757,074
30 Yr Pass Thru	2.500	04-01-52	5,428,768	4,483,513
30 Yr Pass Thru	3.000	02-01-43	225,654	200,016
30 Yr Pass Thru	3.000	03-01-43	83,301	74,588
30 Yr Pass Thru	3.000	05-01-43	138,138	123,016
30 Yr Pass Thru	3.000	12-01-45	1,725,703	1,508,178
30 Yr Pass Thru	3.000	02-01-47	1,332,185	1,167,177
30 Yr Pass Thru	3.000	10-01-47	2,925,994	2,559,001
30 Yr Pass Thru	3.000	12-01-47	782,483	681,161
30 Yr Pass Thru	3.000	10-01-49	3,214,590	2,790,304
30 Yr Pass Thru	3.000	11-01-49	602,474	521,072
30 Yr Pass Thru	3.000	02-01-50	3,343,592	2,851,081
30 Yr Pass Thru	3.000	12-01-51	3,027,517	2,594,241
30 Yr Pass Thru	3.000	02-01-52	2,023,275	1,737,892
30 Yr Pass Thru	3.000	02-01-52	3,819,360	3,253,188
30 Yr Pass Thru	3.000	03-01-52	11,261,183	9,686,869
30 Yr Pass Thru	3.000	04-01-52	14,708,998	12,519,380
30 Yr Pass Thru	3.000	05-01-52	1,092,262	941,612
30 Yr Pass Thru	3.500	06-01-42	1,379,128	1,268,894
30 Yr Pass Thru	3.500	06-01-43	2,650,575	2,431,554
30 Yr Pass Thru	3.500	12-01-44	487,656	444,163
30 Yr Pass Thru	3.500	04-01-45	442,677	401,267
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-45	172,593	$156,447
30 Yr Pass Thru	3.500	07-01-47	3,984,903	3,607,153
30 Yr Pass Thru	3.500	12-01-47	633,563	571,921
30 Yr Pass Thru	3.500	06-01-49	3,501,685	3,155,516
30 Yr Pass Thru	3.500	09-01-49	343,281	307,521
30 Yr Pass Thru	3.500	09-01-49	4,051,206	3,596,085
30 Yr Pass Thru	3.500	01-01-50	1,300,802	1,164,484
30 Yr Pass Thru	3.500	03-01-50	2,120,283	1,898,088
30 Yr Pass Thru	3.500	03-01-50	2,296,831	2,038,190
30 Yr Pass Thru	3.500	06-01-50	2,128,633	1,906,893
30 Yr Pass Thru	3.500	09-01-50	2,839,594	2,543,793
30 Yr Pass Thru	3.500	11-01-50	4,207,765	3,733,938
30 Yr Pass Thru	3.500	03-01-51	3,616,576	3,234,186
30 Yr Pass Thru	3.500	02-01-52	1,620,693	1,456,930
30 Yr Pass Thru	3.500	04-01-52	2,174,973	1,942,459
30 Yr Pass Thru	3.500	05-01-52	1,909,121	1,702,044
30 Yr Pass Thru	3.500	05-01-52	4,420,386	3,920,199
30 Yr Pass Thru	3.500	08-01-52	5,104,774	4,549,479
30 Yr Pass Thru	3.500	09-01-52	1,904,482	1,690,767
30 Yr Pass Thru	3.500	09-01-52	2,648,325	2,351,965
30 Yr Pass Thru	4.000	01-01-41	743,432	702,888
30 Yr Pass Thru	4.000	09-01-41	341,363	322,114
30 Yr Pass Thru	4.000	10-01-41	2,365,907	2,235,782
30 Yr Pass Thru	4.000	01-01-47	2,791,501	2,610,730
30 Yr Pass Thru	4.000	04-01-48	396,616	369,569
30 Yr Pass Thru	4.000	10-01-48	372,517	346,764
30 Yr Pass Thru	4.000	01-01-49	310,678	288,132
30 Yr Pass Thru	4.000	07-01-49	440,926	410,030
30 Yr Pass Thru	4.000	07-01-49	978,155	909,005
30 Yr Pass Thru	4.000	08-01-49	1,964,869	1,828,419
30 Yr Pass Thru	4.000	02-01-50	1,647,809	1,528,227
30 Yr Pass Thru	4.000	03-01-51	6,347,218	5,886,600
30 Yr Pass Thru	4.000	08-01-51	3,469,589	3,224,307
30 Yr Pass Thru	4.000	04-01-52	675,370	623,667
30 Yr Pass Thru	4.000	04-01-52	5,971,110	5,532,655
30 Yr Pass Thru	4.000	04-01-52	5,514,738	5,099,454
30 Yr Pass Thru	4.000	05-01-52	8,435,429	7,784,388
30 Yr Pass Thru	4.000	05-01-52	3,073,903	2,821,292
30 Yr Pass Thru	4.000	05-01-52	2,516,590	2,310,564
30 Yr Pass Thru	4.000	05-01-52	4,459,243	4,108,113
30 Yr Pass Thru	4.000	06-01-52	191,032	177,005
30 Yr Pass Thru	4.000	06-01-52	1,933,772	1,793,590
30 Yr Pass Thru	4.000	06-01-52	2,161,793	1,984,138
30 Yr Pass Thru	4.000	07-01-52	11,337,543	10,480,234
30 Yr Pass Thru	4.000	07-01-52	2,456,321	2,265,976
30 Yr Pass Thru	4.000	07-01-52	1,943,163	1,792,584
30 Yr Pass Thru	4.000	07-01-52	2,121,110	1,948,124
30 Yr Pass Thru	4.000	09-01-53	5,518,116	5,092,232
30 Yr Pass Thru	4.500	11-01-39	682,278	666,435
30 Yr Pass Thru	4.500	09-01-40	369,344	360,184
30 Yr Pass Thru	4.500	05-01-41	219,009	213,695
30 Yr Pass Thru	4.500	07-01-41	812,466	792,643
30 Yr Pass Thru	4.500	01-01-43	263,152	256,433
30 Yr Pass Thru	4.500	04-01-48	1,381,541	1,324,891
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	07-01-48	579,885	$554,658
30 Yr Pass Thru	4.500	06-01-52	2,782,485	2,647,520
30 Yr Pass Thru	4.500	06-01-52	6,413,295	6,082,177
30 Yr Pass Thru	4.500	06-01-52	11,892,915	11,282,602
30 Yr Pass Thru	4.500	07-01-52	5,343,053	5,067,192
30 Yr Pass Thru	4.500	07-01-52	4,365,026	4,139,660
30 Yr Pass Thru	4.500	07-01-52	5,533,960	5,262,078
30 Yr Pass Thru	4.500	08-01-52	3,236,192	3,063,040
30 Yr Pass Thru	4.500	08-01-52	707,858	673,081
30 Yr Pass Thru	4.500	08-01-52	5,270,842	4,988,826
30 Yr Pass Thru	4.500	08-01-52	4,235,360	4,002,130
30 Yr Pass Thru	4.500	08-01-52	2,917,462	2,761,363
30 Yr Pass Thru	4.500	09-01-52	4,386,776	4,179,480
30 Yr Pass Thru	4.500	09-01-52	1,387,226	1,319,071
30 Yr Pass Thru	4.500	10-01-52	3,784,347	3,605,518
30 Yr Pass Thru	4.500	10-01-52	1,752,520	1,662,038
30 Yr Pass Thru	4.500	10-01-52	1,901,171	1,807,766
30 Yr Pass Thru	4.500	11-01-52	1,834,149	1,742,318
30 Yr Pass Thru	4.500	12-01-52	10,321,014	9,755,888
30 Yr Pass Thru	4.500	03-01-53	5,300,412	5,046,629
30 Yr Pass Thru	4.500	04-01-53	5,321,069	5,054,657
30 Yr Pass Thru	4.500	05-01-53	1,108,156	1,052,674
30 Yr Pass Thru	4.500	07-01-53	1,950,527	1,851,040
30 Yr Pass Thru	5.000	07-01-52	2,037,684	1,988,973
30 Yr Pass Thru	5.000	08-01-52	10,186,209	9,961,804
30 Yr Pass Thru	5.000	08-01-52	5,702,486	5,576,859
30 Yr Pass Thru	5.000	09-01-52	7,079,952	6,899,641
30 Yr Pass Thru	5.000	10-01-52	2,997,848	2,921,500
30 Yr Pass Thru	5.000	12-01-52	3,114,144	3,034,834
30 Yr Pass Thru	5.000	01-01-53	7,328,199	7,159,887
30 Yr Pass Thru	5.000	04-01-53	8,261,674	8,043,522
30 Yr Pass Thru	5.000	05-01-53	9,231,307	8,996,206
30 Yr Pass Thru	5.000	07-01-53	2,878,067	2,803,869
30 Yr Pass Thru	5.000	09-01-53	14,435,680	14,018,412
30 Yr Pass Thru	5.000	11-01-54	1,654,122	1,613,546
30 Yr Pass Thru	5.500	11-01-52	4,389,926	4,383,340
30 Yr Pass Thru	5.500	12-01-52	3,584,704	3,577,085
30 Yr Pass Thru	5.500	12-01-52	1,878,642	1,876,411
30 Yr Pass Thru	5.500	12-01-52	1,793,452	1,796,366
30 Yr Pass Thru	5.500	07-01-53	1,286,741	1,280,086
30 Yr Pass Thru	5.500	08-01-53	2,448,429	2,438,634
30 Yr Pass Thru	5.500	02-01-54	2,899,593	2,893,431
30 Yr Pass Thru	5.500	03-01-54	2,575,261	2,564,959
30 Yr Pass Thru	5.500	05-01-54	3,508,956	3,488,340
30 Yr Pass Thru	5.500	05-01-54	2,754,498	2,740,036
30 Yr Pass Thru	5.500	11-01-54	1,992,452	1,984,668
30 Yr Pass Thru	5.500	12-01-54	2,962,765	2,947,209
30 Yr Pass Thru	5.500	01-01-55	1,104,082	1,102,425
30 Yr Pass Thru	7.000	06-01-32	387	405
30 Yr Pass Thru	7.500	04-01-31	760	800

30 Yr Pass Thru	8.000	01-01-31	441	456
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 14.6%				$845,454,893
(Cost $862,525,778)
Communication services 1.0%				58,330,979
Diversified telecommunication services 0.3%
AT&T, Inc.	2.750	06-01-31	4,601,000	4,026,047
AT&T, Inc.	3.550	09-15-55	4,695,000	3,151,221
C&W Senior Finance, Ltd. (C)	6.875	09-15-27	1,084,000	1,084,076
GCI LLC (C)	4.750	10-15-28	1,876,000	1,769,878
IHS Holding, Ltd. (C)	7.875	05-29-30	1,385,000	1,362,147
IHS Holding, Ltd. (C)	8.250	11-29-31	2,174,000	2,134,064
Iliad Holding SAS (C)	7.000	04-15-32	1,865,000	1,891,032
Iliad Holding SAS (C)	8.500	04-15-31	578,000	620,677
Verizon Communications, Inc.	2.550	03-21-31	2,594,000	2,249,115
Windstream Services LLC (C)	8.250	10-01-31	881,000	911,854
Entertainment 0.1%
WarnerMedia Holdings, Inc.	4.279	03-15-32	5,584,000	4,930,708
WMG Acquisition Corp. (C)	3.875	07-15-30	1,144,000	1,045,538
Interactive media and services 0.0%
Match Group Holdings II LLC (C)	3.625	10-01-31	470,000	403,280
Match Group Holdings II LLC (C)	4.125	08-01-30	1,925,000	1,738,894
Media 0.3%
CCO Holdings LLC	4.500	05-01-32	875,000	758,980
Charter Communications Operating LLC	2.800	04-01-31	3,796,000	3,223,806
Charter Communications Operating LLC	6.384	10-23-35	2,915,000	2,928,368
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	338,000	311,041
LCPR Senior Secured Financing DAC (B)(C)	5.125	07-15-29	1,569,000	1,274,654
Midcontinent Communications (C)	8.000	08-15-32	2,073,000	2,127,493
News Corp. (C)	3.875	05-15-29	1,408,000	1,314,687
Paramount Global	4.200	05-19-32	793,000	706,764
Paramount Global	4.375	03-15-43	1,392,000	1,035,451
Paramount Global	4.950	05-19-50	2,804,000	2,155,633
Sirius XM Radio, Inc. (C)	4.000	07-15-28	1,461,000	1,366,189
Wireless telecommunication services 0.3%
Millicom International Cellular SA (C)	6.250	03-25-29	1,264,500	1,254,981
Millicom International Cellular SA (C)	7.375	04-02-32	671,000	680,649
T-Mobile USA, Inc.	3.375	04-15-29	2,133,000	1,998,450
T-Mobile USA, Inc.	3.875	04-15-30	7,017,000	6,632,906
Vodafone Group PLC	5.625	02-10-53	1,416,000	1,334,879
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,833,000	1,907,517
Consumer discretionary 1.5%				89,868,215
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	446,000	443,390
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32	1,416,000	1,184,917
Ford Motor Credit Company LLC	4.000	11-13-30	4,914,000	4,450,701
Ford Motor Credit Company LLC	5.113	05-03-29	3,309,000	3,230,275
Ford Motor Credit Company LLC	5.800	03-08-29	2,712,000	2,716,939
Ford Motor Credit Company LLC	6.054	11-05-31	2,353,000	2,340,935
Ford Motor Credit Company LLC	6.125	03-08-34	4,817,000	4,719,111
Ford Motor Credit Company LLC	7.122	11-07-33	2,295,000	2,400,466
General Motors Financial Company, Inc.	3.600	06-21-30	6,184,000	5,684,866
General Motors Financial Company, Inc.	5.950	04-04-34	5,932,000	5,949,030
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (C)	5.300	01-08-29	962,000	$966,502
Hyundai Capital America (C)	5.680	06-26-28	2,056,000	2,092,824
Broadline retail 0.1%
Kohl’s Corp.	4.625	05-01-31	1,078,000	862,866
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	917,000	898,318
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	859,000	826,269
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	1,323,000	1,251,196
Rakuten Group, Inc. (C)	9.750	04-15-29	575,000	628,012
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	413,000	405,819
Hotels, restaurants and leisure 0.5%
Booking Holdings, Inc.	4.625	04-13-30	1,066,000	1,056,094
Caesars Entertainment, Inc. (C)	6.000	10-15-32	2,374,000	2,308,856
Caesars Entertainment, Inc. (C)	6.500	02-15-32	1,099,000	1,112,686
Flutter Treasury Designated Activity Company (C)	6.375	04-29-29	653,000	663,763
Full House Resorts, Inc. (C)	8.250	02-15-28	730,000	735,448
Genting New York LLC (C)	7.250	10-01-29	624,000	641,465
Hilton Grand Vacations Borrower LLC (C)	5.000	06-01-29	1,777,000	1,692,880
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	1,770,000	1,793,090
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	568,000	558,048
MGM Resorts International	4.750	10-15-28	2,869,000	2,783,910
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	1,929,000	1,839,279
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	1,430,000	1,424,342
NCL Corp., Ltd. (C)	6.750	02-01-32	1,539,000	1,563,030
Resorts World Las Vegas LLC (C)	4.625	04-16-29	2,272,000	2,020,393
Resorts World Las Vegas LLC (C)	4.625	04-06-31	820,000	699,171
Resorts World Las Vegas LLC (C)	8.450	07-27-30	1,380,000	1,430,523
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	1,342,000	1,339,684
Royal Caribbean Cruises, Ltd. (C)	5.625	09-30-31	835,000	828,808
Royal Caribbean Cruises, Ltd. (C)	6.000	02-01-33	1,518,000	1,530,023
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	357,000	363,236
Travel + Leisure Company (C)	4.625	03-01-30	874,000	819,546
Household durables 0.1%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	773,000	719,666
Century Communities, Inc. (C)	3.875	08-15-29	1,335,000	1,215,880
KB Home	4.000	06-15-31	1,489,000	1,333,539
Newell Brands, Inc.	6.375	05-15-30	1,191,000	1,205,889
Newell Brands, Inc.	6.625	05-15-32	361,000	364,565
Leisure products 0.0%
Brunswick Corp.	5.850	03-18-29	886,000	903,093
Specialty retail 0.2%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	827,000	785,894
Asbury Automotive Group, Inc.	4.750	03-01-30	1,396,000	1,325,445
AutoNation, Inc.	4.750	06-01-30	2,118,000	2,063,024
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	1,266,000	1,293,251
Group 1 Automotive, Inc. (C)	4.000	08-15-28	1,066,000	1,011,488
Lithia Motors, Inc. (C)	3.875	06-01-29	577,000	535,351
Lithia Motors, Inc. (C)	4.375	01-15-31	1,163,000	1,071,035
Lithia Motors, Inc. (C)	4.625	12-15-27	488,000	473,705
Saks Global Enterprises LLC (C)	11.000	12-15-29	1,615,000	1,546,531
The Michaels Companies, Inc. (C)	5.250	05-01-28	2,255,000	1,753,589
The Michaels Companies, Inc. (C)	7.875	05-01-29	1,962,000	1,232,392
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Valvoline, Inc. (C)	3.625	06-15-31	1,481,000	$1,284,532
Velocity Vehicle Group LLC (C)	8.000	06-01-29	417,000	434,410
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (C)	8.375	10-01-31	428,000	429,482
Tapestry, Inc.	5.100	03-11-30	633,000	628,743
Consumer staples 0.2%				11,467,203
Consumer staples distribution and retail 0.0%
Performance Food Group, Inc. (C)	6.125	09-15-32	622,000	623,307
Food products 0.2%
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	243,000	251,202
JBS USA LUX SA	3.625	01-15-32	1,625,000	1,437,793
JBS USA LUX SA	3.750	12-01-31	434,000	388,491
JBS USA LUX SA	5.750	04-01-33	2,147,000	2,160,262
JBS USA LUX Sarl (C)	5.950	04-20-35	534,000	541,118
MARB BondCo PLC (C)	3.950	01-29-31	2,653,000	2,260,745
NBM US Holdings, Inc. (C)	6.625	08-06-29	2,044,000	2,035,310
Pilgrim’s Pride Corp.	6.250	07-01-33	1,305,000	1,338,451
Personal care products 0.0%
HLF Financing Sarl LLC (C)	12.250	04-15-29	410,000	430,524
Energy 2.3%				131,692,708
Oil, gas and consumable fuels 2.3%
Aker BP ASA (C)	3.100	07-15-31	1,094,000	948,816
Aker BP ASA (C)	3.750	01-15-30	534,000	498,052
Aker BP ASA (C)	4.000	01-15-31	1,027,000	951,378
Aker BP ASA (C)	5.800	10-01-54	940,000	851,531
Antero Midstream Partners LP (C)	5.375	06-15-29	1,707,000	1,668,873
Antero Midstream Partners LP (C)	6.625	02-01-32	1,201,000	1,226,716
Antero Resources Corp. (C)	5.375	03-01-30	430,000	420,800
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	1,748,000	1,719,943
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	584,000	588,880
Blue Racer Midstream LLC (C)	7.000	07-15-29	368,000	378,018
Blue Racer Midstream LLC (C)	7.250	07-15-32	829,000	867,479
Buckeye Partners LP (C)	4.500	03-01-28	451,000	434,283
Cheniere Energy Partners LP	4.000	03-01-31	3,081,000	2,852,057
Cheniere Energy Partners LP	5.950	06-30-33	2,219,000	2,267,405
Cheniere Energy, Inc.	5.650	04-15-34	971,000	970,684
Civitas Resources, Inc. (C)	8.625	11-01-30	932,000	987,885
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	1,448,000	1,431,651
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	820,000	846,101
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	2,607,000	2,676,236
Continental Resources, Inc. (C)	2.875	04-01-32	1,383,000	1,139,760
Continental Resources, Inc.	4.900	06-01-44	1,359,000	1,100,218
Continental Resources, Inc. (C)	5.750	01-15-31	2,645,000	2,649,106
Diamondback Energy, Inc.	5.750	04-18-54	2,240,000	2,103,190
DT Midstream, Inc. (C)	5.800	12-15-34	2,182,000	2,178,540
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	2,165,000	2,107,865
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,582,000	2,513,748
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,992,000	1,968,293
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,166,000	$1,291,168
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	550,000	526,185
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	948,000	872,902
Energy Transfer LP	5.150	03-15-45	2,381,000	2,096,488
Energy Transfer LP	5.250	07-01-29	1,247,000	1,253,161
Energy Transfer LP	5.400	10-01-47	2,308,000	2,070,941
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	3,864,000	3,861,925
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	3,205,000	3,250,354
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,497,000	3,430,754
EQM Midstream Partners LP (C)	6.375	04-01-29	1,033,000	1,050,190
EQM Midstream Partners LP (C)	7.500	06-01-30	447,000	481,487
Expand Energy Corp.	4.750	02-01-32	1,631,000	1,521,612
Genesis Energy LP	7.875	05-15-32	652,000	653,095
Genesis Energy LP	8.000	05-15-33	798,000	798,168
Global Partners LP (C)	8.250	01-15-32	1,068,000	1,114,737
Hess Midstream Operations LP (C)	4.250	02-15-30	399,000	373,221
Hess Midstream Operations LP (C)	5.500	10-15-30	178,000	175,749
Hess Midstream Operations LP (C)	6.500	06-01-29	375,000	382,583
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	231,000	240,140
Kinder Morgan Energy Partners LP	7.750	03-15-32	981,000	1,096,963
Leviathan Bond, Ltd. (C)	6.500	06-30-27	2,280,000	2,250,989
Leviathan Bond, Ltd. (C)	6.750	06-30-30	411,000	400,725
Matador Resources Company (C)	6.250	04-15-33	943,000	929,232
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	1,908,499	1,614,360
MPLX LP	4.950	09-01-32	1,265,000	1,226,809
MPLX LP	5.000	03-01-33	1,291,000	1,246,381
Occidental Petroleum Corp.	5.375	01-01-32	895,000	877,906
Occidental Petroleum Corp.	6.050	10-01-54	2,325,000	2,192,996
Occidental Petroleum Corp.	6.450	09-15-36	2,487,000	2,551,272
Occidental Petroleum Corp.	6.600	03-15-46	1,084,000	1,092,440
Occidental Petroleum Corp.	6.625	09-01-30	2,648,000	2,776,462
ONEOK, Inc.	5.050	11-01-34	902,000	861,790
ONEOK, Inc.	6.050	09-01-33	2,125,000	2,182,879
ONEOK, Inc.	6.625	09-01-53	2,350,000	2,452,770
Ovintiv, Inc.	6.250	07-15-33	1,258,000	1,290,088
Ovintiv, Inc.	7.200	11-01-31	318,000	343,064
Parkland Corp. (C)	4.500	10-01-29	1,508,000	1,413,698
Parkland Corp. (C)	4.625	05-01-30	1,154,000	1,074,110
Parkland Corp. (C)	6.625	08-15-32	633,000	634,480
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,488,000	3,384,329
Saudi Arabian Oil Company (C)	5.250	07-17-34	1,172,000	1,159,068
Sunoco LP	4.500	04-30-30	2,285,000	2,148,923
Sunoco LP (C)	7.000	05-01-29	1,359,000	1,404,669
Sunoco LP (C)	7.250	05-01-32	1,356,000	1,414,831
Talos Production, Inc. (C)	9.000	02-01-29	160,000	166,392
Talos Production, Inc. (C)	9.375	02-01-31	201,000	208,850
Targa Resources Corp.	5.500	02-15-35	2,324,000	2,292,204
Targa Resources Corp.	6.150	03-01-29	1,927,000	2,002,796
Targa Resources Partners LP	4.000	01-15-32	2,046,000	1,863,838
The Williams Companies, Inc.	4.650	08-15-32	1,717,000	1,638,410
The Williams Companies, Inc.	4.800	11-15-29	1,194,000	1,182,830
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Var Energi ASA (C)	8.000	11-15-32	4,458,000	$4,975,743
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	476,000	440,314
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	1,279,000	1,156,286
Venture Global LNG, Inc. (C)	7.000	01-15-30	1,230,000	1,257,157
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(D)	9.000	09-30-29	4,202,000	4,378,791
Venture Global LNG, Inc. (C)	9.500	02-01-29	1,985,000	2,212,689
Vital Energy, Inc. (C)	7.875	04-15-32	1,291,000	1,273,295
Western Midstream Operating LP	4.050	02-01-30	1,835,000	1,728,897
Western Midstream Operating LP	5.450	11-15-34	1,128,000	1,095,783
Whistler Pipeline LLC (C)	5.400	09-30-29	891,000	890,014
Whistler Pipeline LLC (C)	5.700	09-30-31	1,113,000	1,114,817
Financials 4.1%				238,583,769
Banks 2.2%
Banco Santander SA	4.379	04-12-28	2,198,000	2,152,903
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	2,736,000	3,148,077
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,588,000	3,179,998
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	6,149,000	5,335,127
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	3,052,000	2,712,772
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	1,897,000	1,814,524
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	2,340,000	2,280,728
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,970,000	3,074,513
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	2,649,000	2,760,571
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	1,855,000	1,867,805
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	781,000	836,310
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (C)	5.716	01-18-30	1,799,000	1,815,852
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	2,770,000	2,823,043
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (D)	6.250	08-15-26	2,355,000	2,378,702
Citizens Financial Group, Inc.	3.250	04-30-30	2,183,000	1,982,043
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	1,847,000	1,863,918
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,434,000	1,448,068
Credit Agricole SA (C)	3.250	01-14-30	4,135,000	3,758,882
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	2,710,000	2,816,354
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	904,000	889,214
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,582,000	1,605,471
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	7.623	03-03-25	1,193,000	1,189,238
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	899,000	900,852
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	674,000	676,720
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,317,000	1,364,047
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,119,000	1,126,326
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	999,000	1,036,957
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	565,000	565,670
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	1,525,000	1,349,046
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	3,389,000	3,048,780
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	998,000	982,600
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,354,000	2,312,551
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	2,304,000	2,301,744
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,457,000	$2,462,124
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	2,319,000	2,299,850
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,627,000	1,661,439
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (D)	6.750	09-27-31	1,366,000	1,314,856
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	755,000	747,918
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,748,000	1,704,290
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (D)	7.300	11-19-34	2,283,000	2,249,474
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	1,784,000	1,896,160
Popular, Inc.	7.250	03-13-28	1,976,000	2,059,703
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	3,577,000	3,510,029
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	938,000	953,888
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	1,913,000	1,682,455
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (C)	5.634	01-19-30	927,000	932,222
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,249,000	2,195,858
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,520,000	1,527,540
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,418,000	1,463,370
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	1,734,000	1,741,715
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,205,000	2,187,437
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	2,720,000	2,750,728
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	2,331,000	2,376,634
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	1,295,000	1,386,491
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	2,619,000	2,513,359
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,475,000	1,494,091
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	2,350,000	2,401,891
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	2,787,000	2,529,253
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,361,000	6,495,012
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	2,175,000	2,127,795
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,344,000	1,350,833
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,285,000	3,502,020
Capital markets 1.1%
Ares Capital Corp.	2.875	06-15-28	1,726,000	1,596,991
Ares Capital Corp.	5.875	03-01-29	1,343,000	1,359,723
Ares Strategic Income Fund (C)	5.600	02-15-30	1,738,000	1,716,735
Ares Strategic Income Fund (C)	6.200	03-21-32	1,525,000	1,525,936
Ares Strategic Income Fund (C)	6.350	08-15-29	711,000	724,349
Blackstone Private Credit Fund (C)	5.250	04-01-30	1,795,000	1,750,465
Blackstone Private Credit Fund	5.950	07-16-29	929,000	937,659
Blackstone Private Credit Fund	6.000	01-29-32	1,737,000	1,719,776
Blackstone Private Credit Fund	7.300	11-27-28	1,877,000	1,986,175
Blackstone Secured Lending Fund	5.350	04-13-28	1,726,000	1,719,308
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	2,177,000	2,090,195
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,815,000	2,426,825
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,747,000	1,840,054
Jefferies Financial Group, Inc.	6.200	04-14-34	1,865,000	1,921,140
Lazard Group LLC	4.375	03-11-29	2,286,000	2,224,628
Macquarie Bank, Ltd. (C)	3.624	06-03-30	1,480,000	1,354,842
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,435,000	1,200,212
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,679,000	3,023,943
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	3,682,000	$3,698,025
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	2,784,000	2,750,797
MSCI, Inc. (C)	3.625	11-01-31	2,524,000	2,263,829
Sixth Street Lending Partners	5.750	01-15-30	1,091,000	1,079,781
Sixth Street Lending Partners (C)	6.125	07-15-30	866,000	870,970
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%)	4.975	03-14-30	1,255,000	1,260,116
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	954,000	977,396
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	1,326,000	1,367,440
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	2,473,000	2,588,591
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,972,000	5,985,791
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,931,000	2,493,983
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	1,905,000	1,927,014
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	1,325,000	1,395,650
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (C)(D)	9.250	11-13-28	1,058,000	1,153,652
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(D)	9.250	11-13-33	829,000	957,505
Consumer finance 0.1%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,398,000	1,399,662
Ally Financial, Inc.	8.000	11-01-31	1,857,000	2,083,484
Enova International, Inc. (C)	9.125	08-01-29	546,000	574,603
OneMain Finance Corp.	9.000	01-15-29	1,041,000	1,105,742
Trust Fibra Uno (C)	7.375	02-13-34	2,171,000	2,131,774
Financial services 0.2%
Apollo Debt Solutions BDC (C)	6.700	07-29-31	1,814,000	1,875,266
Apollo Debt Solutions BDC (C)	6.900	04-13-29	3,163,000	3,291,953
Atlas Warehouse Lending Company LP (C)	6.250	01-15-30	1,285,000	1,285,319
Block, Inc.	3.500	06-01-31	643,000	572,187
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	957,000	984,191
Enact Holdings, Inc.	6.250	05-28-29	2,273,000	2,319,821
HPS Corporate Lending Fund (C)	5.950	04-14-32	872,000	864,493
Macquarie Airfinance Holdings, Ltd. (C)	5.150	03-17-30	517,000	508,573
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	491,000	463,827
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	887,000	870,816
Insurance 0.5%
AmWINS Group, Inc. (C)	6.375	02-15-29	1,016,000	1,027,758
Athene Global Funding (C)	4.721	10-08-29	1,316,000	1,281,218
Athene Global Funding (C)	5.322	11-13-31	1,540,000	1,520,714
Athene Holding, Ltd.	3.500	01-15-31	1,085,000	987,740
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	554,000	566,676
CNA Financial Corp.	2.050	08-15-30	862,000	739,382
CNO Financial Group, Inc.	5.250	05-30-29	2,670,000	2,653,300
CNO Financial Group, Inc.	6.450	06-15-34	1,019,000	1,054,112
GA Global Funding Trust (C)	5.200	12-09-31	1,522,000	1,489,244
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	1,400,000	1,351,073
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	587,000	613,930
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	1,553,000	1,485,615
MassMutual Global Funding II (C)	4.350	09-17-31	1,820,000	1,758,195
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,223,000	2,270,377
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Panther Escrow Issuer LLC (C)	7.125	06-01-31	2,381,000	$2,438,308
Ryan Specialty LLC (C)	5.875	08-01-32	1,599,000	1,584,419
SBL Holdings, Inc. (C)	5.000	02-18-31	967,000	872,000
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	2,484,000	1,986,009
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	1,518,000	1,496,075
Starwood Property Trust, Inc. (C)	7.250	04-01-29	260,000	268,576
Health care 0.9%				49,811,782
Biotechnology 0.3%
Amgen, Inc.	5.250	03-02-30	2,619,000	2,652,775
Amgen, Inc.	5.250	03-02-33	5,096,000	5,078,564
Amgen, Inc.	5.650	03-02-53	2,628,000	2,539,747
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,542,000	2,124,969
Star Parent, Inc. (C)	9.000	10-01-30	620,000	652,428
Health care equipment and supplies 0.1%
Solventum Corp.	5.400	03-01-29	1,879,000	1,899,094
Solventum Corp.	5.450	03-13-31	3,598,000	3,626,248
Varex Imaging Corp. (C)	7.875	10-15-27	1,074,000	1,111,096
Health care providers and services 0.3%
Cencora, Inc.	2.800	05-15-30	1,699,000	1,529,379
Centene Corp.	3.000	10-15-30	1,777,000	1,538,637
Centene Corp.	3.375	02-15-30	1,182,000	1,059,135
Concentra Escrow Issuer Corp. (C)	6.875	07-15-32	265,000	274,024
DaVita, Inc. (C)	3.750	02-15-31	765,000	673,209
DaVita, Inc. (C)	4.625	06-01-30	2,483,000	2,310,291
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	3,630,000	3,025,100
HCA, Inc.	5.450	04-01-31	1,810,000	1,818,865
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	2,282,000	2,230,580
Rede D’Or Finance Sarl (C)	4.500	01-22-30	942,000	861,963
Universal Health Services, Inc.	2.650	10-15-30	2,093,000	1,802,271
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	1,299,000	1,328,271
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	991,000	1,060,027
IQVIA, Inc.	6.250	02-01-29	1,124,000	1,163,198
Royalty Pharma PLC	5.150	09-02-29	1,101,000	1,100,256
Viatris, Inc.	2.700	06-22-30	3,517,000	3,063,586
Viatris, Inc.	4.000	06-22-50	7,799,000	5,288,069
Industrials 1.6%				94,078,980
Aerospace and defense 0.1%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	403,000	411,987
BAE Systems PLC (C)	5.125	03-26-29	1,297,000	1,303,312
Efesto Bidco SpA (F)	7.500	02-15-32	1,341,000	1,341,000
Embraer Netherlands Finance BV (C)	7.000	07-28-30	2,175,000	2,287,695
The Boeing Company	6.528	05-01-34	1,333,000	1,408,249
Building products 0.1%
Builders FirstSource, Inc. (C)	4.250	02-01-32	1,816,000	1,637,565
Builders FirstSource, Inc. (C)	6.375	06-15-32	964,000	976,313
Builders FirstSource, Inc. (C)	6.375	03-01-34	1,846,000	1,856,690
Owens Corning	5.700	06-15-34	2,349,000	2,393,481
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 0.1%
Allied Universal Holdco LLC (C)	7.875	02-15-31	2,755,000	$2,824,682
Belron UK Finance PLC (C)	5.750	10-15-29	499,000	494,521
Cimpress PLC (C)	7.375	09-15-32	1,623,000	1,611,797
Construction and engineering 0.1%
Arcosa, Inc. (C)	6.875	08-15-32	279,000	285,976
Brundage-Bone Concrete Pumping Holdings, Inc. (C)	7.500	02-01-32	521,000	527,496
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	1,319,000	1,374,618
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	1,475,000	1,433,355
MasTec, Inc. (C)	4.500	08-15-28	887,000	862,991
MasTec, Inc.	5.900	06-15-29	1,126,000	1,147,186
Quanta Services, Inc.	5.250	08-09-34	1,139,000	1,112,211
Williams Scotsman, Inc. (C)	6.625	06-15-29	691,000	707,990
Electrical equipment 0.1%
EMRLD Borrower LP (C)	6.625	12-15-30	2,155,000	2,179,742
Regal Rexnord Corp.	6.400	04-15-33	1,282,000	1,326,625
Ground transportation 0.1%
Uber Technologies, Inc. (C)	4.500	08-15-29	2,553,000	2,489,622
Uber Technologies, Inc.	4.800	09-15-34	683,000	653,950
Watco Companies LLC (C)	7.125	08-01-32	637,000	660,349
Machinery 0.0%
Flowserve Corp.	3.500	10-01-30	1,258,000	1,149,581
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	1,236,000	1,316,441
Terex Corp. (C)	6.250	10-15-32	335,000	331,374
Passenger airlines 0.6%
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	1,843,000	1,958,188
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	857,122	834,751
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	579,780	561,023
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,886,804	1,802,367
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	605,798	582,876
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	208,621	192,457
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,359,899	1,281,557
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,495,953	1,428,543
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,017,679	938,183
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,717,298	2,420,911
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,814,807	1,663,836
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	490,252	462,719
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,942,308	1,685,745
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,886,350	1,763,288
American Airlines, Inc. (C)	7.250	02-15-28	1,336,000	1,367,113
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	397,647	374,362
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	639,718	608,827
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	237,437	245,314
Delta Air Lines, Inc.	4.375	04-19-28	1,931,000	1,894,753
Delta Air Lines, Inc. (C)	4.750	10-20-28	2,886,559	2,868,396
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,440,629	1,253,498
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,478,016	1,383,596
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	568,480	560,940
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,388,206	1,296,424
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,894,950	1,923,648
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,383,508	2,414,296
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,788,000	1,808,845
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	1,944,000	1,930,331
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines, Inc. (C)	4.625	04-15-29	539,000	$517,451
Professional services 0.1%
Amentum Holdings, Inc. (C)	7.250	08-01-32	185,000	187,552
Concentrix Corp. (B)	6.600	08-02-28	2,607,000	2,698,897
TriNet Group, Inc. (C)	3.500	03-01-29	608,000	559,316
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	6,678,000	5,857,640
Ashtead Capital, Inc. (C)	4.250	11-01-29	1,381,000	1,316,506
Ashtead Capital, Inc. (C)	5.500	08-11-32	800,000	793,392
Ashtead Capital, Inc. (C)	5.550	05-30-33	2,217,000	2,189,112
Ashtead Capital, Inc. (C)	5.950	10-15-33	1,810,000	1,831,279
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	1,133,000	1,107,985
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	1,807,000	1,748,998
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	1,158,000	1,169,754
Kingston Airport Revenue Finance, Ltd. (C)	6.750	12-15-36	488,000	487,512
Information technology 1.0%				58,700,176
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	3,149,000	2,714,314
Motorola Solutions, Inc.	2.750	05-24-31	2,516,000	2,189,720
Electronic equipment, instruments and components 0.0%
Flex, Ltd.	5.250	01-15-32	654,000	644,918
IT services 0.0%
Virtusa Corp. (C)	7.125	12-15-28	459,000	448,844
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (C)	3.419	04-15-33	8,500,000	7,432,225
Broadcom, Inc. (C)	3.469	04-15-34	1,135,000	980,772
Broadcom, Inc.	4.550	02-15-32	890,000	857,439
Broadcom, Inc.	4.750	04-15-29	2,499,000	2,483,378
Foundry JV Holdco LLC (C)	5.875	01-25-34	2,744,000	2,726,603
Foundry JV Holdco LLC (C)	6.150	01-25-32	696,000	710,775
Marvell Technology, Inc.	2.450	04-15-28	1,574,000	1,459,798
Marvell Technology, Inc.	5.950	09-15-33	1,079,000	1,113,510
Micron Technology, Inc.	2.703	04-15-32	1,754,000	1,472,883
Micron Technology, Inc.	5.300	01-15-31	1,286,000	1,286,672
Micron Technology, Inc.	5.875	09-15-33	2,183,000	2,235,868
Micron Technology, Inc.	6.750	11-01-29	4,059,000	4,324,523
Qorvo, Inc. (C)	3.375	04-01-31	1,681,000	1,455,470
Qorvo, Inc.	4.375	10-15-29	1,239,000	1,171,278
Software 0.3%
AppLovin Corp.	5.375	12-01-31	1,262,000	1,267,199
AppLovin Corp.	5.500	12-01-34	1,309,000	1,303,506
Atlassian Corp.	5.250	05-15-29	1,396,000	1,409,141
Autodesk, Inc.	2.850	01-15-30	1,232,000	1,119,953
Cloud Software Group, Inc. (C)	8.250	06-30-32	629,000	653,793
Cloud Software Group, Inc. (C)	9.000	09-30-29	432,000	442,434
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	827,000	835,916
Oracle Corp.	2.950	04-01-30	2,705,000	2,451,075
Oracle Corp.	5.250	02-03-32	1,522,000	1,518,514
Oracle Corp.	5.550	02-06-53	3,571,000	3,349,723
Rocket Software, Inc. (C)	9.000	11-28-28	905,000	937,414
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.1%
CDW LLC	3.250	02-15-29	675,000	$627,038
CDW LLC	5.100	03-01-30	715,000	706,566
CDW LLC	5.550	08-22-34	953,000	943,842
Dell International LLC	5.400	04-15-34	5,449,000	5,425,072
Materials 0.6%				32,068,078
Chemicals 0.1%
Braskem Idesa SAPI (C)	6.990	02-20-32	559,000	439,746
Braskem Netherlands Finance BV (C)	4.500	01-31-30	3,268,000	2,794,676
Sasol Financing USA LLC	5.500	03-18-31	1,354,000	1,140,666
Construction materials 0.1%
Cemex SAB de CV (C)	3.875	07-11-31	1,780,000	1,569,311
Cemex SAB de CV (C)	5.200	09-17-30	1,576,000	1,513,046
Cemex SAB de CV (9.125% to 6-14-28, then 5 Year CMT + 5.157%) (C)(D)	9.125	03-14-28	894,000	924,725
Quikrete Holdings, Inc. (C)	6.375	03-01-32	1,235,000	1,238,075
Quikrete Holdings, Inc. (C)	6.750	03-01-33	318,000	318,795
Summit Materials LLC (C)	7.250	01-15-31	359,000	387,271
Vulcan Materials Company	5.350	12-01-34	876,000	871,682
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	1,518,000	1,542,135
Clydesdale Acquisition Holdings, Inc. (C)	8.750	04-15-30	643,000	655,925
Graphic Packaging International LLC (C)	3.500	03-01-29	1,335,000	1,232,289
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31	2,770,000	2,700,058
Metals and mining 0.2%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	614,000	636,886
Aris Mining Corp. (C)	8.000	10-31-29	1,204,000	1,209,773
Arsenal AIC Parent LLC (C)	8.000	10-01-30	814,000	846,291
CSN Resources SA (C)	4.625	06-10-31	1,216,000	951,125
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	796,000	816,565
Freeport-McMoRan, Inc.	4.250	03-01-30	2,495,000	2,395,954
Freeport-McMoRan, Inc.	5.400	11-14-34	1,770,000	1,744,282
Freeport-McMoRan, Inc.	5.450	03-15-43	1,420,000	1,320,909
Novelis Corp. (C)	4.750	01-30-30	2,008,000	1,886,698
Novelis, Inc. (C)	6.875	01-30-30	396,000	405,409
Paper and forest products 0.1%
Magnera Corp. (C)	7.250	11-15-31	2,561,000	2,525,786
Real estate 0.3%				19,120,431
Hotel and resort REITs 0.0%
XHR LP (C)	6.625	05-15-30	862,000	871,297
Real estate management and development 0.0%
CoStar Group, Inc. (C)	2.800	07-15-30	2,809,000	2,468,705
Specialized REITs 0.3%
American Tower Corp.	5.550	07-15-33	1,581,000	1,591,963
American Tower Corp.	5.650	03-15-33	1,581,000	1,607,702
GLP Capital LP	3.250	01-15-32	878,000	753,662
GLP Capital LP	4.000	01-15-30	858,000	803,074
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	382,000	355,803
Iron Mountain, Inc. (C)	5.250	07-15-30	1,161,000	1,116,576
Iron Mountain, Inc. (C)	6.250	01-15-33	1,237,000	1,239,177
Uniti Group LP (C)	6.500	02-15-29	715,000	652,285
VICI Properties LP (C)	3.875	02-15-29	1,245,000	1,175,957
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (C)	4.625	12-01-29	2,050,000	$1,969,324
VICI Properties LP	5.125	11-15-31	2,641,000	2,580,207
VICI Properties LP	5.125	05-15-32	1,990,000	1,934,699
Utilities 1.1%				61,732,572
Electric utilities 0.7%
American Electric Power Company, Inc.	5.625	03-01-33	1,239,000	1,252,587
Atlantica Transmision Sur SA (C)	6.875	04-30-43	781,533	826,126
Constellation Energy Generation LLC	6.125	01-15-34	914,000	950,239
Constellation Energy Generation LLC	6.500	10-01-53	1,238,000	1,298,493
Duke Energy Corp.	5.750	09-15-33	2,502,000	2,565,912
Electricite de France SA (C)	5.650	04-22-29	2,883,000	2,944,387
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(D)	9.125	03-15-33	2,314,000	2,628,209
FirstEnergy Corp.	2.650	03-01-30	1,289,000	1,145,528
Georgia Power Company	4.950	05-17-33	1,184,000	1,158,247
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	695,307
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,052,000	1,069,037
NRG Energy, Inc. (C)	3.625	02-15-31	1,054,000	928,633
NRG Energy, Inc. (C)	3.875	02-15-32	2,453,000	2,154,923
NRG Energy, Inc. (C)	4.450	06-15-29	1,370,000	1,315,578
NRG Energy, Inc. (C)	5.750	07-15-29	1,587,000	1,559,324
NRG Energy, Inc. (C)	6.000	02-01-33	1,222,000	1,193,941
NRG Energy, Inc. (C)	6.250	11-01-34	1,222,000	1,204,088
NRG Energy, Inc. (C)	7.000	03-15-33	1,848,000	1,986,761
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(D)	10.250	03-15-28	1,668,000	1,849,709
Pacific Gas & Electric Company	4.950	07-01-50	1,125,000	926,103
Pacific Gas & Electric Company	5.800	05-15-34	1,733,000	1,719,452
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,809,000	2,729,223
The Southern Company	5.200	06-15-33	794,000	784,856
The Southern Company	5.700	03-15-34	1,902,000	1,936,735
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	833,000	837,001
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	1,352,086	1,182,399
Alpha Generation LLC (C)	6.750	10-15-32	854,000	863,484
Lightning Power LLC (C)	7.250	08-15-32	1,074,000	1,109,292
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	495,115	501,392
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(D)	8.000	10-15-26	728,000	746,394
Vistra Operations Company LLC (C)	4.300	07-15-29	3,383,000	3,241,962
Vistra Operations Company LLC (C)	6.875	04-15-32	801,000	824,153
Vistra Operations Company LLC (C)	6.950	10-15-33	2,049,000	2,199,224
Multi-utilities 0.2%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	701,000	710,991
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	2,525,000	2,575,508
Dominion Energy, Inc.	3.375	04-01-30	1,428,000	1,314,941
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,657,000	1,727,324
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	658,000	695,971
NiSource, Inc.	3.600	05-01-30	1,251,000	1,171,571
Sempra	5.500	08-01-33	1,937,000	1,928,063

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,687,000	1,624,970

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	1,658,000	1,654,534
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.0%				$923,284
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	923,284
Term loans (G) 0.1%				$5,514,494
(Cost $5,487,172)
Financials 0.0%				1,484,594
Insurance 0.0%
AmWINS Group, Inc., Term Loan B (H)	TBD	01-23-32	1,482,000	1,484,594
Health care 0.0%				677,884
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.312	04-23-31	673,313	677,884
Industrials 0.1%				2,218,376
Commercial services and supplies 0.1%
Gloves Buyer, Inc., Initial Term Loan (H)	TBD	01-17-32	2,223,000	2,218,376
Materials 0.0%				1,133,640
Construction materials 0.0%

Quikrete Holdings, Inc., Term Loan B (H)	TBD	01-30-32	1,128,000	1,133,640

Collateralized mortgage obligations 1.3%				$72,690,332
(Cost $75,756,454)
Commercial and residential 1.0%				54,032,368
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(I)	0.990	04-25-53	354,507	334,584
Series 2021-4, Class A1 (C)(I)	1.035	01-20-65	1,587,930	1,307,690
Series 2021-5, Class A1 (C)(I)	0.951	07-25-66	1,352,876	1,147,067
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	1,601,350	1,568,618
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(I)	1.175	10-25-48	698,764	620,531
BAHA Trust
Series 2024-MAR, Class A (C)(I)	6.171	12-10-41	1,941,000	1,974,372
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(I)	3.719	11-05-32	575,000	350,750
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	179,271	176,113
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	587,845	566,200
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	612,865
Series 2024-5C31, Class A3	5.609	12-15-57	636,000	651,045
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	687,046	674,611
Series 2019-B13, Class A2	2.889	08-15-57	554,149	528,105
Series 2024-V12, Class A3	5.738	12-15-57	2,098,000	2,156,318
BMO Mortgage Trust
Series 2024-5C8, Class A3 (I)	5.625	12-15-57	658,000	672,656
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(I)	0.941	02-25-49	481,140	445,117
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	829,000	757,436
Series 2022-CLS, Class A (C)	5.760	10-13-27	1,528,000	1,536,046
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(I)	5.820	10-12-40	1,359,000	1,384,266
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(I)	0.924	08-25-66	904,318	746,705
Series 2021-3, Class A1 (C)(I)	0.956	09-27-66	1,308,164	1,061,297
Series 2021-HX1, Class A1 (C)(I)	1.110	10-25-66	944,729	801,359
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (C)	2.994	02-25-67	1,562,163	$1,441,563
COLT Trust
Series 2020-RPL1, Class A1 (C)(I)	1.390	01-25-65	2,217,940	1,888,300
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	9,519,852	117,204
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(I)	4.394	08-10-30	880,000	780,297
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (C)	2.257	08-15-37	273,323	267,355
Series 2021-NQM2, Class A1 (C)(I)	1.179	02-25-66	808,326	712,854
Series 2021-NQM3, Class A1 (C)(I)	1.015	04-25-66	702,793	608,283
Series 2021-NQM5, Class A1 (C)(I)	0.938	05-25-66	5,481	4,534
Series 2021-NQM6, Class A1 (C)(I)	1.174	07-25-66	1,441,478	1,198,890
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(I)	0.797	02-25-66	194,743	165,920
Series 2021-2, Class A1 (C)(I)	0.931	06-25-66	865,381	706,585
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(I)	2.500	02-01-51	1,756,284	1,407,958
GCAT Trust
Series 2021-NQM1, Class A1 (C)(I)	0.874	01-25-66	499,767	429,394
Series 2021-NQM2, Class A1 (C)(I)	1.036	05-25-66	623,537	522,799
Series 2021-NQM3, Class A1 (C)(I)	1.091	05-25-66	1,868,909	1,593,915
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(I)	1.382	09-27-60	110,580	103,449
Series 2021-NQM1, Class A1 (C)(I)	1.017	07-25-61	373,451	328,903
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(I)	5.467	01-13-40	857,000	866,437
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(I)	1.071	06-25-56	576,957	493,533
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	1,161,000	1,035,032
MFA Trust
Series 2021-NQM1, Class A1 (C)(I)	1.153	04-25-65	350,922	323,803
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(I)	4.316	01-15-43	380,000	340,092
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(I)	4.312	11-05-41	1,120,000	1,077,624
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	908,481	838,632
OBX Trust
Series 2020-EXP2, Class A3 (C)(I)	2.500	05-25-60	346,349	287,113
Series 2021-NQM2, Class A1 (C)(I)	1.101	05-25-61	931,517	750,597
Series 2021-NQM3, Class A1 (C)(I)	1.054	07-25-61	1,415,226	1,152,465
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(I)	2.000	01-25-36	1,284,212	1,116,875
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	1,787,000	1,795,617
Series 2024-CNTR, Class D (C)	7.109	11-13-41	2,250,000	2,330,316
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	1,738,000	1,436,344
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(I)	2.447	12-25-66	1,693,772	1,475,755
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(I)	3.000	06-25-58	745,581	694,341
Series 2019-1, Class A1 (C)(I)	3.750	03-25-58	650,435	624,266
Series 2019-4, Class A1 (C)(I)	2.900	10-25-59	640,503	608,825
Series 2020-4, Class A1 (C)	1.750	10-25-60	1,029,060	923,750
Series 2024-4, Class A1A (C)(I)	4.416	10-27-64	894,671	889,015
Verus Securitization Trust
Series 2020-5, Class A1 (C)	2.218	05-25-65	205,028	196,042
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-3, Class A1 (C)(I)	1.046	06-25-66	960,793	$810,023
Series 2021-4, Class A1 (C)(I)	0.938	07-25-66	599,211	495,484
Series 2021-5, Class A1 (C)(I)	1.013	09-25-66	981,782	829,102
Series 2021-R1, Class A1 (C)(I)	0.820	10-25-63	306,899	289,331
U.S. Government Agency 0.3%				18,657,964
Government National Mortgage Association
Series 2012-114, Class IO	0.628	01-16-53	727,779	11,355
Series 2016-174, Class IO	0.889	11-16-56	1,426,802	59,538
Series 2017-109, Class IO	0.229	04-16-57	1,763,032	23,742
Series 2017-124, Class IO	0.626	01-16-59	1,437,848	49,609
Series 2017-135, Class IO	0.699	10-16-58	2,416,526	80,839
Series 2017-140, Class IO	0.486	02-16-59	1,255,248	34,987
Series 2017-159, Class IO	0.431	06-16-59	1,920,770	49,146
Series 2017-169, Class IO	0.577	01-16-60	22,335,410	697,707
Series 2017-20, Class IO	0.520	12-16-58	2,223,513	50,982
Series 2017-22, Class IO	0.747	12-16-57	794,931	28,453
Series 2017-41, Class IO	0.564	07-16-58	1,199,287	32,056
Series 2017-46, Class IO	0.651	11-16-57	2,135,086	79,693
Series 2017-61, Class IO	0.701	05-16-59	729,626	26,283
Series 2018-158, Class IO	0.793	05-16-61	2,925,677	168,333
Series 2018-35, Class IO	0.538	03-16-60	3,456,289	112,378
Series 2018-43, Class IO	0.454	05-16-60	3,680,438	117,655
Series 2018-68, Class IO	0.426	01-16-60	5,793,235	177,274
Series 2018-69, Class IO	0.607	04-16-60	3,130,678	139,332
Series 2018-81, Class IO	0.485	01-16-60	4,614,492	187,804
Series 2018-9, Class IO	0.443	01-16-60	5,966,142	174,890
Series 2019-131, Class IO	0.803	07-16-61	2,967,679	167,876
Series 2020-100, Class IO	0.786	05-16-62	4,032,976	239,502
Series 2020-108, Class IO	0.847	06-16-62	23,179,814	1,332,044
Series 2020-114, Class IO	0.801	09-16-62	10,770,469	586,591
Series 2020-118, Class IO	0.883	06-16-62	8,939,190	551,898
Series 2020-119, Class IO	0.607	08-16-62	4,332,961	201,009
Series 2020-120, Class IO	0.768	05-16-62	2,643,925	154,993
Series 2020-137, Class IO	0.797	09-16-62	18,661,267	1,070,935
Series 2020-150, Class IO	0.964	12-16-62	8,459,474	532,033
Series 2020-170, Class IO	0.835	11-16-62	10,921,901	696,680
Series 2020-92, Class IO	0.880	02-16-62	9,462,825	548,546
Series 2021-110, Class IO	0.874	11-16-63	7,185,161	473,417
Series 2021-163, Class IO	0.802	03-16-64	9,027,684	520,753
Series 2021-183, Class IO	0.871	01-16-63	6,988,488	402,882
Series 2021-3, Class IO	0.869	09-16-62	20,048,273	1,267,953
Series 2021-40, Class IO	0.822	02-16-63	3,991,775	244,170
Series 2021-47, Class IO	0.992	03-16-61	25,982,281	1,753,380
Series 2022-17, Class IO	0.802	06-16-64	10,741,051	611,254
Series 2022-181, Class IO	0.718	07-16-64	5,298,680	329,041
Series 2022-21, Class IO	0.784	10-16-63	4,693,927	267,186
Series 2022-53, Class IO	0.709	06-16-64	17,252,646	816,250
Series 2022-57, Class IO	0.757	09-16-63	13,075,140	695,754
Series 2023-197, Class IO	1.317	09-16-65	3,635,577	310,696
Series 2024-135, Class IO	0.836	11-16-66	34,803,690	2,311,988

Series 2024-193, Class IO	0.700	12-16-66	4,022,468	269,077
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value

Asset-backed securities 1.9%				$110,953,044
(Cost $113,957,343)
Asset-backed securities 1.9%				110,953,044
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	530,478	522,539
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (C)(E)	5.700	07-22-37	536,000	539,770
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	480,000	457,674
Series 2023-2A, Class A2 (C)	6.500	11-16-48	1,131,000	1,158,241
APIDOS CLO XLVIII, Ltd.
Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) (C)(E)	5.740	07-25-37	1,211,000	1,219,718
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	429,945	395,586
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	2,275,020	2,170,246
Ballyrock CLO, Ltd.
Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) (C)(E)	5.810	07-25-37	889,000	896,424
Battalion CLO XXV, Ltd.
Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) (C)(E)	5.923	03-13-37	767,000	773,003
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	2,545,449	2,497,000
Series 2021-1A, Class A1 (C)	1.530	03-15-61	2,197,788	2,090,620
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	2,059,278	1,891,370
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	1,410,129	1,276,635
Series 2022-1A, Class A (C)	2.720	01-18-47	1,763,418	1,588,383
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	1,535,000	1,528,350
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	2,200,000	2,104,177
Series 2024-2A, Class A2 (C)	4.500	05-20-49	2,167,000	2,073,054
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	1,281,000	1,238,044
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	1,282,188	1,246,909
Series 2021-1A, Class A2I (C)	2.045	11-20-51	3,541,470	3,363,717
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	514,000	478,992
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	2,540,820	2,482,798
Series 2021-1A, Class A2I (C)	2.662	04-25-51	1,884,705	1,721,614
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	1,681,507	1,580,246
Series 2021-1A, Class A2 (C)	2.791	10-20-51	2,262,045	2,055,688
Elmwood CLO IV, Ltd.
Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) (C)(E)	5.753	04-18-37	1,325,000	1,335,952
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	1,729,000	1,650,449
Frontier Issuer LLC
Series 2024-1, Class C (C)	11.160	06-20-54	781,000	881,089
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	1,004,000	1,014,346
GoldenTree Loan Management US CLO, Ltd.
Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) (C)(E)	5.743	07-20-37	786,000	791,269
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	507,629	500,952
Series 2021-1A, Class A2 (C)	2.773	04-20-29	1,346,787	1,326,992
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	2,912,000	2,806,746
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Hotwire Funding LLC
Series 2021-1, Class A2 (C)	2.311	11-20-51	1,982,000	$1,881,447
Series 2024-1A, Class A2 (C)	5.893	06-20-54	540,000	546,966
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	2,342,986	2,243,377
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	1,805,000	1,796,861
Magnetite XL, Ltd.
Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) (C)(E)	5.752	07-15-37	1,260,000	1,273,162
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	1,576,000	1,621,027
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	796,313	695,637
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	3,360,130	3,088,672
Series 2022-1A, Class A2 (C)	3.695	01-30-52	1,427,630	1,303,667
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	2,951,000	2,729,056
Series 2021-1, Class B1 (C)	2.410	10-20-61	1,544,000	1,394,032
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	194,777	188,338
OHA Credit Funding 5, Ltd.
Series 2020-5A, Class AR (3 month CME Term SOFR + 1.350%) (C)(E)	5.643	10-18-37	1,500,000	1,511,280
OHA Credit Partners XI, Ltd.
Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) (C)(E)	5.753	04-20-37	923,000	932,274
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (C)(E)	5.693	07-20-37	983,000	991,612
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	1,543,000	1,427,166
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	59,891	59,758
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	3,210,000	3,151,261
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (C)(E)	5.869	01-15-38	1,128,000	1,134,322
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	733,590	739,362
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	634,830	565,980
Series 2024-A, Class A1A (C)	5.240	03-15-56	2,146,437	2,144,533
Series 2024-E, Class A1A (C)	5.090	10-16-56	1,566,710	1,562,205
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	2,409,843	2,339,310
Series 2020-1A, Class A2II (C)	4.336	01-20-50	1,548,843	1,454,392
Series 2021-1A, Class A2I (C)	2.190	08-20-51	1,884,690	1,676,077
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	960,000	969,818
Series 2024-1A, Class A2II (C)	6.268	07-30-54	917,000	934,098
Series 2024-3A, Class A23 (C)	5.914	07-30-54	2,343,000	2,322,892
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	317,921	306,620
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.440	06-25-54	615,000	608,554
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	3,058,523	2,873,139
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	1,366,800	1,211,591
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	2,147,667	1,960,705
Series 2021-1A, Class A (C)	1.860	03-20-46	1,343,614	1,200,915
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	900,000	$909,003
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	1,650,000	1,519,910
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	1,382,140	1,273,080
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	2,420,041	2,168,050
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	325,333	302,027
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	1,002,000	1,008,715
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	1,595,408	1,456,497
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	1,569,000	1,569,000
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (C)	11.170	04-20-54	2,079,000	2,248,063

	Yield (%)	Shares	Value
Short-term investments 1.6%			$92,545,392
(Cost $92,521,005)
Short-term funds 1.6%			92,545,392
John Hancock Collateral Trust (J)	4.2301(K)	9,251,394	92,545,392

Total investments (Cost $4,163,754,162) 100.7%	$5,833,794,796
Other assets and liabilities, net (0.7%)	(37,890,640)
Total net assets 100.0%	$5,795,904,156

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $90,682,613.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 1-31-25.
26	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	29,900	Long	Mar 2025	$32,597,860	$32,591,000	$(6,860)
						$(6,860)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	27

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$3,544,873,702	$3,429,723,110	$115,150,592	—
Preferred securities	919,691	919,691	—	—
U.S. Government and Agency obligations	1,159,919,964	—	1,159,919,964	—
Corporate bonds	845,454,893	—	845,454,893	—
Municipal bonds	923,284	—	923,284	—
Term loans	5,514,494	—	5,514,494	—
Collateralized mortgage obligations	72,690,332	—	72,690,332	—
Asset-backed securities	110,953,044	—	110,953,044	—
Short-term investments	92,545,392	92,545,392	—	—
Total investments in securities	$5,833,794,796	$3,523,188,193	$2,310,606,603	—
Derivatives:
Liabilities
Futures	$(6,860)	$(6,860)	—	—
28	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	9,251,394	$63,191,401	$131,036,923	$(101,688,058)	$4,517	$609	$44,465	—	$92,545,392
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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